Schedule of employee benefit plans (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Retirement Benefits [Abstract]
Salaries, bonus, allowances and benefits in kind	$ 979,775	$ 681,084	$ 638,437
Retirement benefits	29,549	18,167	16,427
Provision for long service payments	2,572	(2,912)	6,965
Total employee benefit plans	$ 1,011,896	$ 696,339	$ 661,829